Expense Example, No Redemption - PGIM Jennison Small Company Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 658
Expense Example, No Redemption, 3 Years	886
Expense Example, No Redemption, 5 Years	1,133
Expense Example, No Redemption, 10 Years	1,838
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	2,068
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	826
Expense Example, No Redemption, 10 Years	1,835
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	422
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,661
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	1,272
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859